Events occurring after the reporting period	12 Months Ended
Jun. 30, 2026
Events occurring after the reporting period
Events occurring after the reporting period
33	Events occurring after the reporting period

33.1 Registrations

The playing registrations of certain footballers have been disposed of subsequent to 30 June 2026, for total proceeds, net of associated costs, of £9,780,000. The associated net book value was £692,000. Also subsequent to 30 June 2026, solidarity contributions, training compensation, sell-on fees and contingent consideration totalling £11,235,000, became receivable in respect of previous playing registration disposals.

Subsequent to 30 June 2026, the registrations of certain players and football management staff were acquired or extended for a total consideration, including associated costs, of £191,731,000. Payments are due within the next 5 years. Also, subsequent to 30 June 2026, sell-on fees and contingent consideration totalling £1,160,000 became payable in respect of previous playing registration acquisitions.

33.2 Revolving facility drawdowns

On 29 July 2026, a drawdown under our revolving facility of £30.0 million was made. This took the total drawdown on our revolving facility to £140.0 million from a total available facility of £400.0 million.

On 31 July 2026, a drawdown under our revolving facility of £70.0 million was made. This took the total drawdown on our revolving facility to £210.0 million from a total available facility of £400.0 million.

On 28 August 2026, a drawdown under our revolving facility of £20.0 million was made. This took the total drawdown on our revolving facility to £230.0 million from a total available facility of £400.0 million.

On 21 September 2026, a repayment under our revolving facility of £30.0 million was made. This took the total drawdown on our revolving facility to £200.0 million from a total available facility of £400.0 million.